Fair Value Measurements (Details) $ in Millions	Sep. 30, 2026 USD ($)
Fair Value, Recurring Basis | Fair Value, Level 2 Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related liability	$ 7